Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,914	9,747
VIH	6,702	8,219
Digitel Crossing, Inc., or DCI	241	674
Appcard, Inc.	102	102
Asia Outsourcing Beta Limited, or Beta	33	35
AF Payments, Inc., or AFPI	—	—
ACeS International Limited, or AIL	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	16,992	18,777
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,625	32,538
Multisys	2,466	2,538
Telecommunications Connectivity, Inc., or TCI	40	10
Beacon	—	—
	35,131	35,086
Total carrying value of investments in associates and joint ventures	52,123	53,863

Changes in the cost of investments for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Balances at beginning of the year	59,516	59,519
Additions during the year	609	80
Translation and other adjustments	(15)	(83)
Balances at end of the year	60,110	59,516

Changes in the accumulated impairment losses for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Balances at beginning of the year	2,543	2,509
Additional impairment (Note 4)	60	34
Balances at end of the year	2,603	2,543

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Balances at beginning of the year	(3,110)	(1,583)
Share in the other comprehensive losses of associates and joint ventures accounted for using the equity method	(37)	—
Dividends	(316)	—
Equity share in net earnings (losses) of associates and joint ventures:	(2,328)	(1,535)
MediaQuest PDRs	166	485
VTI, Bow Arken and Brightshare	87	35
Multisys	(73)	150
DCI	(116)	83
VIH	(2,392)	(2,268)
Appcard, Inc.	—	(20)
AFPI	—	—
Translation and other adjustments	407	8
Balances at end of the year	(5,384)	(3,110)

Summarized Financial Information of Associates

The following tables present the summarized financial information of our individually immaterial investments in associates for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(in million pesos)
Income Statements:
Revenues	66	107	87
Net income (loss)	(116)	90	(80)
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(116)	90	(80)

Summary of Sale of Beacon's Meralco Shares to MPIC

In relation to PCEV’s previous investment in Beacon Common and Preferred shares amounting to Php40,966 million, PCEV has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	Selling Price (Php)	Deferred Gain Realized (Php)
	(in millions)
June 6, 2012	282 Preferred Shares	3,563	2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

Summary of Changes in Allowance for Expected Credit Losses

The following table explains the changes in the allowance for ECLs between the beginning and the end of the year.

	December 31, 2020				December 31, 2019
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Total	12-Month ECL	Lifetime ECL	Lifetime ECL	Total
	(in million pesos)				(in million pesos)
Balances as at beginning of the year	2	—	—	2	2	—	—	2
Provisions	1	—	—	1	1	—	—	1
Financial assets derecognized during the year	(3)	—	—	(3)	(1)	—	—	(1)
Balances at end of the year	—	—	—	—	2	—	—	2

Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures

The following tables present the summarized financial information of our individually immaterial joint investments in joint ventures for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(in million pesos)
Income Statements:
Revenues	166	367	35
Net income (loss)	(22)	200	15
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(22)	200	15

Carrying Value of PCEV's Investments in VIH

The carrying value of PCEV’s investment in VIH amounted to Php6,702 million and Php8,219 million as at December 31, 2020 and 2019, respectively.

	2020	2019
	(in million pesos)
VIH Equity(1)	3,224	4,848
PCEV's noncontrolling interests	43.97%	48.74%
Share in net assets of VIH	1,418	2,363
Goodwill arising from acquisition	5,283	5,856
Carrying amount of interest in VIH	6,701	8,219
Minority interest's share in net losses	1	—
Carrying amount of interest in VIH	6,702	8,219

(1)	2020 VIH Equity is net of Php427 million Stock Options; 2019 was based on unaudited VIH equity of Php4,982 million, net of Php134 million Stock Options.

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presefnts the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2020 and 2019, and for the years ended December 31, 2020, 2019 and 2018:

	2020	2019
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,099	78,004
Current assets	5,974	3,610
Noncurrent liabilities	11,204	11,456
Current liabilities	2,090	2,831
Equity	69,779	67,327
Carrying amount of interest in VTI, Bow Arken and Brightshare	32,625	32,538
Additional Information:
Cash and cash equivalents	3,074	2,590
Current financial liabilities*	66	587
Noncurrent financial liabilities*	—	—

*	Excluding trade, other payables and provisions.

	2020	2019	2018
	(in million pesos)
Income Statements:
Revenues	3,413	3,339	2,505
Depreciation and amortization	1,445	1,337	1,171
Interest income	25	64	43
Provision for income tax	196	216	113
Net income (loss)	175	70	(120)
Other comprehensive income	—	—	—
Total comprehensive income (loss)	175	70	(120)
Equity share in net income (loss) of VTI, Bow Arken and Brightshare	87	35	(60)

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures as at December 31, 2020 and 2019, and for the years ended December 31, 2020, 2019 and 2018:

	2020	2019
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,287	21,396
Current assets	6,064	3,662
Noncurrent liabilities	2,567	1,969
Current liabilities	10,294	7,859
Equity	15,490	15,230
Carrying amount of interest in Satventures	9,914	9,747
Additional Information:
Cash and cash equivalents	1,350	1,534
Current financial liabilities*	478	320
Noncurrent financial liabilities*	1,413	1,842

*	Excluding trade, other payables and provisions.

	2020	2019	2018
	(in million pesos)
Income Statements:
Revenues	9,127	7,367	7,339
Depreciation and amortization	1,049	920	936
Interest income	16	4	8
Interest expense	241	235	274
Provision for income tax	153	165	112
Net income	260	308	142
Other comprehensive income	—	—	—
Total comprehensive income	260	308	142
Equity share in net income of Satventures	166	485	90

VIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of VIH as at December 31, 2020 and 2019, and for the years ended December 31, 2020, 2019 and 2018 is shown below:

	2020	2019
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1,373	1,184
Current assets	8,940	8,038
Noncurrent liabilities	682	35
Current liabilities	5,980	4,205
Equity	3,651	4,982
Carrying amount of interest in VIH	6,702	8,219
Additional Information:
Cash and cash equivalents	5,347	5,216
Current financial liabilities*	5,944	4,155
Noncurrent financial liabilities*	—	34

*	Excluding statutory payables and accrued taxes.

	2020	2019	2018
	(in million pesos)
Income Statements:(1)
Revenues	4,717	1,291	136
Depreciation and amortization	237	254	(19)
Interest income (expense)	(516)	146	14
Provision for (benefit from) income tax	5	(4)	(1)
Net loss	(4,880)	(4,576)	(535)
Other comprehensive losses	(58)	(124)	(2)
Total comprehensive losses	(4,938)	(4,700)	(537)
Equity share in net losses of VIH	(2,392)	(2,268)	(262)

(1)	Income Statement figures in 2018 pertains to the month of December.

AF Payments, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summary of investment	The summary of investments in AFPI made by Smart as at December 31, 2020 and 2019 is shown below:
	2020	2019
	(in million pesos)
Common shares	625.7	625.7
Preferred shares	254.3	194.3